Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Dates
31-Oct-2023
Actual/360 Days
30
30/360 Days
30
15-Nov-2023
15-Nov-2023
Collection Period No.
10
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Oct-2023
13-Nov-2023
14-Nov-2023
15-Nov-2023
16-Oct-2023
15-Oct-2023
Summary
Beginning
Balance
0.00
497,140,272.62
657,500,000.00
118,600,000.00
Principal
Payment
0.00
53,023,342.48
0.00
0.00
Ending
Balance
0.00
444,116,930.14
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
80.643867
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.675463
1.000000
1.000000
1,273,240,272.62
1,220,216,930.14
53,023,342.48
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,321,165,980.11
136,167,816.38
1,457,333,796.49
47,925,707.49
1,268,142,637.63
130,444,974.44
1,398,587,612.07
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,108,703.32
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
3.207153
3.758333
3.591667
Interest & Principal
Payment
0.00
55,132,045.80
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
83.851020
3.758333
3.591667
$58,029,121.64
T
otal
$5,005,779.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
63,509,593.78
0.00
63,509,593.78
55,387,713.53
6,082,596.18
815,978.52
1,010,864.87
0.00
0.00
212,440.68
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,214,444.83
0.00
0.00
5,005,779.16
0.00
0.00
53,023,342.48
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
63,509,593.78
4,266,027.31
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,214,444.83
0.00
0.00
0.00
1,214,444.83
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,005,779.16
0.00
2,108,703.32
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,005,779.16
0.00
2,108,703.32
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,005,779.16
5,005,779.16
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
53,023,342.48
0.00
0.00
0.00
53,023,342.48
Aggregate Principal Distributabl
e
Amount
53,023,342.48
53,023,342.48
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,059.53
195,381.15
212,440.68
4,792,570.75
0.00
17,059.53
17,059.53
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Pool Statistics
Pool Data
4.95%
44.42
23.86
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,457,333,796.49
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,398,587,612.07
42,985
43,863
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
35,795,753.07
19,591,960.46
0.00
3,358,470.89
Pool Factor
66.04%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
42,985
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.55%
0.99%
0.29%
0.18%
100.00%
1,378,255,898.90
13,818,947.31
4,042,754.20
2,470,011.66
1,398,587,612.07
42,586
278
80
41
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.466%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,589.13
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.062%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
9,770,999.45
1,561,260.50
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
74
589
Losses
(1)
Amount
3,358,470.89
809,285.46
987,924.93
Number of Receivables
Number of Receivables
Amount
25,045,756.93
11,258,415.71
4,016,341.77
Current
Cumulative
0.461%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.312%
Prior Collection Period
1.030 % Second Prior
Collection
Period
1.112
%
Third
Prior
Collection
Period
0.792%